Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Material Accounting Policies
Schedule of Property, Plant and Equipment Expected Useful Lives

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Plant and equipment	5-10 years